Consolidated Statements of Income (Loss) and Comprehensive Income (Loss) - USD ($)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Income Statement [Abstract]
Revenues	$ 2,757,229	$ 4,278,729	$ 3,590,217
Operating expenses
Selling, general and administrative expenses	4,991,878	3,894,688	1,575,069
Total operating expenses	4,991,878	3,894,688	1,575,069
Income from operations	(2,234,649)	384,041	2,015,148
Other income (expenses):
Other income	140,709	93,639	118,935
Other expenses	(2,186)	(31,617)	(24,946)
Interest income	636,489	312,855	69,161
Interest expense	(133)
Total other income (expenses)	774,879	374,877	163,150
Income before tax	(1,459,770)	758,918	2,178,298
Income tax		(633,614)	(464,327)
Net income including noncontrolling interest	(1,459,770)	125,304	1,713,971
Less: loss attributable to noncontrolling interest	(403,410)	(67,827)
Net income attributable to Dragon Victory	(1,056,360)	193,131	1,713,971
Net income including noncontrolling interest	(1,459,770)	125,304	1,713,971
Other comprehensive income (loss):
Foreign currency translation loss	(216,605)	(29,887)	(146,008)
Comprehensive income (loss) including noncontrolling interest	(1,676,375)	95,417	1,567,963
Comprehensive income (loss) attributable to noncontrolling interest	(410,975)	(78,790)
Comprehensive income (loss) attributable to Dragon Victory	$ (1,265,400)	$ 174,207	$ 1,567,963
Earnings per share attributable to Dragon Victory common stockholders
Basic	$ (0.09)	$ 0.02	$ 0.17
Diluted	$ (0.09)	$ 0.02	$ 0.17
Weighted average shares outstanding-Dragon Victory
Basic	11,421,393	10,771,058	10,000,000
Diluted	11,421,393	10,771,058	10,000,000